Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,554)	$ (22,670)	$ (21,643)
Income from discontinued operations, net of tax	1,360	2,790	3,134
Loss from continuing operations	(22,914)	(25,460)	(24,777)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	9,602	11,446	10,669
Impairment of goodwill	4,462		7,611
Impairment of long-lived assets	181	495
Deferred income taxes			1,138
Stock-based compensation	675	710	802
Amortization of deferred financing fees	180	140
Changes in operating assets and liabilities:
Inventories	(115)	321	854
Prepaid catalog costs and other assets	(1,902)	9,005	840
Restricted cash		8,268	(728)
Income taxes payable	(113)	(6)	9
Accounts payable, accrued expenses and other liabilities	701	(1,352)	(8,527)
Total adjustments	13,671	29,027	12,668
Net cash (used in) provided by operating activities of continuing operations	(9,243)	3,567	(12,109)
Net cash provided by operating activities of discontinued operations	2,170	1,719	4,344
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(7,073)	5,286	(7,765)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(3,851)	(4,015)	(5,819)
Net cash used in investing activities of continuing operations	(3,851)	(4,015)	(5,819)
Net cash used in investing activities of discontinued operations	(690)
NET CASH USED IN INVESTING ACTIVITIES	(4,541)	(4,015)	(5,819)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of employee stock options			12
Payments for deferred financing costs		(919)
Net cash (used in) provided by financing activities of continuing operations		(919)	12
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		(919)	12
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(11,614)	352	(13,572)
CASH AND CASH EQUIVALENTS, beginning of period	28,426	28,074	41,646
CASH AND CASH EQUIVALENTS, end of period	16,812	28,426	28,074
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Cash paid during the period for interest	577	1,273	183
Cash paid during the period for taxes	168	174	191
Capital expenditures incurred not yet paid	305	928	402
Excluding Early Lease Terminations [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	8,908	11,446	10,669
Early Lease Terminations [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	$ 694